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August 2, 2013

VIA EDGAR AND HAND DELIVERY

Jeffery P. Riedler, Esq.

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BIND Therapeutics, Inc.
Draft Registration Statement on Form S-1
Submitted June 28, 2013
CIK No. 0001385228

Dear Mr. Riedler:

We are in receipt of the Staff’s letter dated July 25, 2013 with respect to the above-referenced confidential draft Registration Statement on Form S-1 (the “Initial Confidential Registration Statement”). We are responding to the Staff’s comments on behalf of BIND Therapeutics, Inc. (“BIND” or the “Company”) as set forth below. Simultaneously with the filing of this letter, BIND is submitting via EDGAR confidential Amendment No. 1 to the Initial Confidential Registration Statement (as amended, the “Registration Statement”), responding to the Staff’s comments and updating the Initial Confidential Registration Statement. Courtesy copies of this letter and the Registration Statement (marked to show changes thereto) are being submitted to the Staff by hand delivery.

BIND’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the Registration Statement. For ease of reference, we have set forth the Staff’s comments and BIND’s response for each item below.

General

1.	We note that you have submitted an application for confidential treatment relating to certain of your exhibits. Please be advised that comments to this application, if any, will be sent under separate cover and that any such comments must be resolved prior to our acting on any acceleration request to your registration statement.

BIND’s Response: The Company acknowledges the Staff’s comment.

2.	Please confirm that the graphics included in your registration statement are the only graphics you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

BIND’s Response: The Company respectfully advises the Staff that it does not intend to include any additional graphics in the prospectus other than the graphics that are presently included in Registration Statement. If, following the date of this letter, the Company determines to include additional graphics in the prospectus, it will provide proofs to the Staff prior to its use.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

BIND’s Response: The Company respectfully advises the Staff that it will provide copies of such materials to the Staff under separate cover.

Prospectus Summary

Accurins, page 2

4.	Here and as necessary in your business disclosure section where you discuss the results of clinical studies involving BIND-014, please explain what a complete response and partial response are and what such a result indicates about the efficacy of BIND-014.

BIND’s Response: The Company has revised the disclosure throughout the Registration Statement, including on pages 2, 76 and 88, in response to the Staff’s comment.

Our Strategy, page 4

5.	In your first bullet point, please briefly explain the 505(b)(2) FDA approval pathway that you believe may be available for BIND-014.

BIND’s Response: The Company has revised pages 4 and 76 of the Registration Statement in response to the Staff’s comment.

Risk Factors

“If serious adverse or unacceptable side effects are identified…,” page 16

6.

We note your disclosure that of the 28 patients in your Phase 1 Trial of BIND-014 using a Q3W dosing schedule, 25 patients experienced an adverse event in relation to the drug administered. In light of the frequency of adverse events occurring in the trial, please explain why you concluded that BIND-014 had an “acceptable safety profile.” Please also include a similar discussion where you discuss the results of the Phase 1 trial in your Business Section disclosure.

BIND’s Response: The Company has revised pages 17 and 87 of the Registration Statement in response to the Staff’s comment.

“Third parties may initiate legal proceedings alleging that we are infringing their intellectual property rights…,” page 35

7.	Please indicate in this risk factor whether or not any such litigation is currently pending against you and/or whether you have ever been held by a court of competent jurisdiction to have infringed on a third party’s intellectual property.

BIND’s Response: The Company respectfully advises the Staff that no litigation with respect to third party intellectual property rights is currently pending, nor has the Company ever been found by any court of competent jurisdiction to have infringed on a third party’s intellectual property. The Company has revised page 35 of the Registration Statement in accordance with the Staff’s comment.

“We may be subject to claims by third parties asserting that our employees or we have misappropriated their intellectual property…,” page 37

8.	Please include in the risk factor examples of any such litigation that has been filed against you or any of your founders, scientific advisors, directors and/or executive officers.

BIND’s Response: The Company respectfully advises the Staff that no such litigation has ever been filed against the Company or any of its founders, scientific advisors, directors and/or executive officers.

“We are an emerging growth company…,” page 40

9.	Please include in this risk factor the circumstances under which you may lose your status as an emerging growth company.

BIND’s Response: The Company has revised page 40 of the Registration Statement in response to the Staff’s comment.

“We will incur increased costs as a result of operating as a public company…,” page 40

10.	In this risk factor, please include, to the extent practicable, an estimate of the annual costs associated with being a public company.

BIND’s Response: The Company has revised page 41 of the Registration Statement in response to the Staff’s comment.

Use of Proceeds, page 44

11.	Please specify how far in the clinical process for BIND-104 you expect to advance in reliance upon the proceeds from the offering.

BIND’s Response: The Company has revised page 44 of the Registration Statement in response to the Staff’s comment.

Industry and Other Data, page 45

12.	Please revise your prospectus to remove your statements that you have not independently verified market and industry date from third-party sources and that research and market definitions have not been verified by any independent source. It is not appropriate to directly or indirectly disclaim liability for information in this registration statement.

BIND’s Response: The Company has revised page 45 of the Registration Statement in response to the Staff’s comment.

Dilution, page 48

13.	Please provide us with a quantitative calculation for how you determined your net tangible book value. We understand from your disclosures that, “As of March 31, 2013 we had a historical net tangible book value of $6.1 million…” and “Our historical net tangible book value per share represents total tangible assets less total liabilities, divided by the number of shares of our common stock outstanding as of March 31, 2013.” It is not clear how you calculated your stated net tangible book value of $6.1 million as your total assets minus total liabilities equals $5.86 million and you have not identified intangible assets on your consolidated balance sheets.

BIND’s Response: The Company advises the Staff that the Company calculated its net tangible book value as shown in the table below. The intangible assets and liabilities excluded in the below calculation include deferred financing fees, preferred stock warrant liability and debt discount, which amounts are all associated with the Black-Scholes calculation for the preferred stock warrant liability associated with the issuance of warrants in connection with the Company’s credit facility. These amounts are included in Other assets, Preferred stock warrant liability and Long-term debt, respectively, on the Company’s consolidated balance sheet. The Company has revised page 48 of the Registration Statement to update the total net tangible book value as of March 31, 2013 as shown below.

March 31, 2013
(in thousands, except share and per share data)
Total Assets	$19,783
less Deferred Financing Fees	65

$19,718

Total Liabilities	$13,925
less Warrant Liability	537
add back Debt Discount	(126)

$13,514

Net Tangible Book Value	$6,204
Common Shares	6,128,854
Per Common Share	$1.01

Management’s Discussion and Analysis of Financial condition and Results of Operations

Financial Overview

Research and Development, page 54

14.	Please disclose the total costs incurred to date for your significant projects.

BIND’s Response: As disclosed on page 55 of the Registration Statement, the Company respectfully advises the Staff that prior to the first quarter of 2010 the Company did not track external development costs on a program-by-program basis, and it did not allocate internal spending on a project-by-project basis until January 2013. As such, the Company has revised page 55 of the Registration Statement to disclose its total research and development costs incurred since inception for its development programs, and to indicate that a majority of the research and development expenses were incurred in connection with BIND-014, with the remainder being spent on the Company’s discovery and preclinical stage product programs.

Stock-Based Compensation and Common Stock Valuation

Stock-Based Compensation, page 64

15.	Please disclose if the similar companies used to base your volatility assumption are at a similar research and development stage as your company. Also, explain what is meant by your statement about similar “position within the industry.”

BIND’s Response: The Company has revised the disclosure on page 65 of the Registration Statement to clarify that the group of similar companies used were at a similar stage of development as the Company, and to remove the reference to “position within the industry.”

Common Stock Valuation, page 65

16.	Please expand your disclosure to address the following:

•	Describe the factors contributing to significant change in the fair value of the underlying stock from December 2011 through April 2013;

•	Disclose how you determined the rate “discount for marketability”;

•	Once you can reasonably estimate the IPO price, qualitatively and quantitatively discuss each significant factor contributing to the difference between each valuation and the estimated IPO price;

•

Disclose the intrinsic value of the outstanding vested and unvested options based on the estimated IPO price and the options outstanding as of the most recent balance-sheet date presented in the registration statement; and

•	Continue to update your disclosure for all equity related transactions through the effectiveness date of the registration statement.

BIND’s Response: The Company has revised pages 69-73 of the Registration Statement to describe the factors contributing to the significant change in the fair value of the underlying stock from December 2011 through April 2013 and how the Company determined the discount for marketability. The Company acknowledges the Staff’s additional comments and will provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each equity issuance once it has disclosed an estimated offering price, as well as the intrinsic value of the outstanding vested and unvested options based on the estimated IPO price as of the most recent balance sheet date presented in the registration statement. The Company advises the Staff that it will continue to update the disclosure for all equity related transactions through the effectiveness date of the Registration Statement.

17.	Please note that we may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price.

BIND’s Response: The Company acknowledges the Staff’s comment.

Phase 1 Clinical Development, page 85

18.	Please revise your disclosure to identify the adverse event that led to the death of a patient in your Phase 1 Study of BIND-014 using the Q3W dosing schedule.

BIND’s Response: The Company has revised pages 17 and 87 of the Registration Statement in response to the Staff’s comment.

Collaborations, page 89

19.	Please disclose the upfront payments you received from each of your collaboration partners.

BIND’s Response: The Company has revised pages 92-94 of the Registration Statement in response to the Staff’s comment.

Intellectual Property

In-Licensed Intellectual Property, page 94

20.	Please disclose in this section the upfront payments you made to your counterparties as well as the amounts of the license maintenance fees payable, as applicable. In this regard, we note you have included additional disclosure relating to these terms under Note 12 to your consolidated financial statements.

BIND’s Response: The Company has revised pages 97 and 98 of the Registration Statement in response to the Staff’s comment.

Shares Eligible for Future Sale, page 139

21.	Please file a copy of the form of lock-up agreement as an exhibit to your registration statement. If it is to be filed as an exhibit to your underwriting agreement, please confirm this for us.

BIND’s Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the form of lock-up agreement will be filed as an exhibit to the Underwriting Agreement, which is Exhibit 1.1 to the Registration Statement and will be filed in a pre-effective amendment to the Registration Statement.

Item 16. Exhibits and Financial Statement Schedules

22.	Please file the voting agreement you entered into with stockholders in relation to election of directors to the board as an exhibit to the registration statement.

BIND’s Response: The Company has filed the Voting Agreement as Exhibit 4.6 to the Registration Statement in response to the Staff’s comment.

Notes to the Consolidated Financial Statements

Note 3. Revenue, page F-15

23.	Please address the following pertaining to your agreement with Amgen:

•	Disclose what your obligation is related to the research and development program;

•	Disclose the product development period during which Amgen must exercise its option of the exclusive worldwide license to develop;

•	Provide us with a detailed analysis supporting your conclusion that the option is not a deliverable; and

•	Separately disclose the upfront payment.

BIND’s Response: The Company has revised page F-16 of the Registration Statement in response to the Staff’s comments. The Company supplementally advises the Staff of the following with respect to the Company’s analysis supporting its conclusion that the option is not a deliverable. The Company’s deliverables under the agreement include conducting the research and development program and participation on a Joint Research Committee (“JRC”). The Company’s obligations related to the research and development services are to use commercially reasonable efforts to perform the research as set forth in the design/preclinical collaboration plan over a period of 11 months. Having determined that the JRC does not have standalone value apart from the research and development program, the Company considered these deliverables as a single unit of accounting. The Company considered whether the option is a deliverable in the arrangement. The Company considered the following interpretation from the ‘Ernst & Young Financial Reporting Developments – Revenue Recognition – Multiple element arrangements’ (“EY Guide”) with respect to the option:

EY Guide 1.2.2 - Options to purchase additional deliverables in the future

Frequently, agreements include options for the customer to receive additional products or services in the future at agreed-upon prices. Whether or not these options should be treated as deliverables in the original contract depends on the facts and circumstances surrounding the options for additional products and services. If such an option is substantive (i.e., the customer is not required to purchase additional products), then the vendor is not obligated under the option to deliver goods and services unless and until such time as the customer elects to exercise the option. In such cases, the products or services to be delivered by the vendor upon the exercise of the option should not be considered elements included in the current arrangement.

Determining whether an option to acquire additional products or services is substantive requires an assessment as to whether the vendor is truly at risk as to whether the customer will choose to exercise the option. For example, if an arrangement includes an option to acquire services from a vendor that are essential to the functionality of other elements of the arrangement, and such services are only available from the vendor (i.e., there is a lack of other qualified service providers that can be engaged to perform the services), we do not believe the option should be considered substantive. If the option is not substantive, we believe the products or services to be delivered by the vendor on exercise of the option should be accounted for as an element of the current arrangement.

Even if an option is substantive, an assessment should be made as to whether the specified additional products or services have been priced at a significant and incremental discount. If the prices contain a significant and incremental discount, the option resulting in the discount should be accounted for as an element of the arrangement (see Chapter 1.2.3).

If an option is substantive and not priced at a significant and incremental discount, the determination of the elements included in the arrangement should consider only the noncontingent elements, and sales arising from the customer’s exercise of the option to purchase additional products or services should be accounted for as such events occur.

It is the Company’s conclusion that the option is substantive, based on the following facts and circumstances:

•

Amgen’s decision to exercise the option is certainly in question at the inception of the arrangement. The product candidate is in the very early development stage and there is significant risk of the product candidate not moving beyond the research and development program.

•	Amgen has a right, but not an obligation, to exercise the option.

•

The Company is not required to deliver the exclusive, royalty-bearing sublicense to the BIND Background Technology and BIND Program IP (as such terms are defined in the agreement) unless and until the option is exercised by Amgen.

•

The exclusive license is not essential to the functionality of the other elements delivered in the arrangement (e.g. research and development activities). The intended use of the deliverables of the arrangement is to design and complete preclinical testing of the agreement compounds. The exclusive license is not essential to this end.

As the option is considered substantive, the exclusive license is not a deliverable in the current arrangement. The Company next assessed whether the option to obtain the exclusive license has been priced at a significant and incremental discount. The Company considered the following interpretation from the EY Guide:

EY Guide 1.2.3 – Options to purchase discounted products in the future

Contractual arrangement terms that give customers the right to future purchases of additional products or services from a vendor for an amount below market value, in addition to the current products and services being purchased, generally should be considered an element in a multiple-element arrangement. In essence, the vendor is providing the customer with an in-the-money option to purchase future items at a specified price. This contractual element should be evaluated pursuant to the multiple-element arrangements guidance if the right represents a significant and incremental discount to the customer, based on an analogy to the guidance on identifying elements of an arrangement as significant and increment discounts in ASC 985-605-15-3(d).

Pursuant to ASC 985-605-15-3(d), a discount on the purchase of future products or services provided to a customer in connection with a current arrangement is considered to be a significant and incremental discount if, among other things, the future discount is significant in the context of the overall transaction. With regards to the option to obtain the exclusive license, a conclusion that the $1.5 million price incorporates a significant and incremental discount, would require (1) determination of the market value of the license and, once known, (2) determination that a discount exists and, if it does, (3) determination that the discount from the market value is significant in the context of the overall transaction. The value of the license is dependent on the results of the design/preclinical collaboration project phase and Amgen’s assessment of the development and commercialization prospects, neither of which is known at the inception of the arrangement. Further, the license option is specific to the arrangement with Amgen and the Company does not sell, on a standalone basis, a license of this kind. Accordingly, neither vendor-specific objective evidence nor third-party evidence of the selling price exist for the option. The $1.5 million option price was developed with Amgen as a result of arms-length negotiations that considered each element in the arrangement on an individual basis and the potential to earn royalties as a result of the option exercise. The option price of $1.5 million represents the Company’s best estimate of selling price for such an option and is consistent with the Company’s estimate of the price at which such an option would be sold if the Company sold such options on a standalone basis. Accordingly, it is the Company’s conclusion that the option was not priced at a discount.

The Company notes that should Amgen exercise the option and acquire the exclusive license, Amgen also has an option to enter into a non-compete agreement that will further enhance the exclusivity of the license for future annual periods (after the research period) by paying the

Company an annual amount as set out in the agreement. This non-compete agreement would prevent the Company from developing a drug candidate against the same molecular target as Amgen’s drug candidate. The Company also considered this option to be substantive for the following reasons:

•

Amgen’s decision to exercise the non-compete option is certainly in question at the inception of the arrangement. The product candidate is in the very early stages of development and there is significant risk of the product candidate not moving beyond the research and development program.

•	Amgen has a right, but not an obligation, to exercise the non-compete option.

•	Amgen’s decision to exercise the non-compete option is conditional upon Amgen exercising the option, which as noted above, is in question at the inception of the arrangement.

As the option is considered substantive, the non-compete option is not a deliverable under the agreement. The Company next assessed whether the non-compete option to enhance the exclusivity has been priced at a significant and incremental discount.

The Company believes the option exercise prices payable by Amgen to enhance exclusivity represents the Company’s best estimate of the selling price for such an non-compete agreement and is consistent with the Company’s estimate of the price the Company would charge to enter into such a non-compete arrangement on a standalone basis. Accordingly, it is the Company’s conclusion that the option was not priced at a discount.

24.	Please disclose the following pertaining to your agreement with Pfizer:

•	The defined time period that Pfizer can exercise its options;

•	The number of options available to Pfizer under the agreement;

•	Your deliverables under the agreement, specifically addressing the options; and

•	Separately disclose the upfront payment and how you are accounting for it.

BIND’s Response: The Company has revised pages F-16 and F-17 of the Registration Statement in response to the Staff’s comment.

25.	Please disclose the following pertaining to your agreement with AstraZeneca AB:

•	The term of the agreement and performance period;

•	Your deliverables under the agreement and if they do not qualify as a separate unit of account the reasons why; and

•	Separately disclose the upfront payment and how you are accounting for it.

BIND’s Response: The Company has revised page F-17 of the Registration Statement in response to the Staff’s comment.

26.	Consider that research and development agreements accounted for more than half of your revenue in 2011 and 2012, please elaborate on your disclosure that this revenue relates to agreements with large pharmaceutical companies. Disclose what was performed to earn the revenue, the parties involved in the agreements, and the amount earned from each entity.

BIND’s Response: The Company has revised the disclosure of page F-15 of the Registration Statement to clarify the nature of the work performed by the Company under the research and development agreements to earn the upfront payments. The Company respectfully submits to the Staff that, from time to time, such agreements were and continue to be entered into by the Company with pharmaceutical companies in the ordinary course of its business, and the Company does not believe any such individual agreement, nor the amounts received under such agreement, is material to the Company or its financial results, or to an investor’s understanding of either. These research and development agreements, unlike the Amgen, Pfizer and AstraZeneca collaboration agreements disclosed in the Registration Statement, are short-term in nature and do not contain any milestones and, as such, are differentiated from the longer term collaboration agreements. By their nature, these short-term research and development agreements are extremely confidential to the counter-party pharmaceutical company as they reflect the potential development priorities of such companies and their exploration of new approaches to exploiting their product pipelines in combination with the Company’s proprietary Accurins. Should the Company be required to disclose individual counter-parties to such agreements in its financial statements, the Company’s ability to enter into such agreements in the ordinary course in the future would be materially and adversely affected. If a counter-party to such agreements decides to pursue development of a drug candidate into the clinic following the conclusion of the preclinical research and development agreement, the Company would expect to enter into a collaboration agreement, and the Company would evaluate the materiality of such agreement at such time. As such, the Company has disclosed the material financial terms of the Amgen, Pfizer and AstraZeneca collaborations in the Registration Statement. Thus, for these reasons and given the short-term nature of the research and development agreements that generated revenue in 2011 and 2012, the Company respectfully submits to the Staff that additional detailed disclosure of such agreements, including the name of the counter-parties and amounts earned by agreement for such period, would not rise to the level of materiality required for inclusion in the financial statements.

Note 8. Long-Term Debt, page F-19

27.	Please disclose the number of warrants issued and remaining to be issued as part of the June 2013 financing.

BIND’s Response: The Company has revised page F-21 of the Registration Statement in response to the Staff’s comment.

Note 9. Redeemable Convertible Preferred Stock, page F-21

28.	Please tell us why your disclosures state that “The following is a summary of Company’s convertible and nonconvertible redeemable preferred stock.” It appears from your disclosures that you only have convertible redeemable preferred stock.

BIND’s Response: The Company respectfully advises the Staff that the Company does not have any “nonconvertible” preferred stock, and has revised page F-22 of the Registration Statement accordingly.

29.	Please tell us what consideration was given to determine if the conversion feature for the Series D and BRN redeemable convertible preferred stock are not derivatives.

BIND’s Response: The Company respectfully advises the Staff that in accordance with ASC 815, the Company performed an evaluation of the conversion rights of the Series D and BRN convertible preferred stock, a hybrid instrument, using the chameleon approach, to determine whether bifurcation and separate accounting of the conversion feature as an embedded derivative was appropriate. In accordance with ASC 815-15-25-1, features embedded in a host contract need to be evaluated to determine if they should be bifurcated and accounted for separately from the host contract. An embedded derivative needs to be bifurcated from the host contract if it meets the requirements in ASC 815-15-25-1.

Series D

The nature of the host contract (i.e., a debt host or an equity host) was determined in accordance with ASC 815-15-25-17 and ASC 815-10-S99-3. Under ASC 815-10-S99-3, the analysis included consideration of all features of the hybrid instrument; however, it did not consider the conversion feature that was analyzed for bifurcation. The analysis of the nature of the host instrument of the Series D preferred stock (excluding consideration of the conversion option as that is the feature that is being analyzed for bifurcation) is as follows:

Terms of Convertible	Equity-Like	Debt-Like
No creditor rights	Yes
Voting rights	Yes
Dividend rights of common shareholders	Yes
Seniority in liquidation		Yes
Stated dividend rate		Yes
Redemption right		Yes
Residual ownership interest	Yes

Based upon the careful consideration of each of the features of the Series D preferred stock, the host contract was considered to be more debt like as the protective nature associated with the redemption right provides for mitigation of loss of the investment. The evaluation of the conversion option under ASC 815-15-25-1 with the host contract classified as a debt instrument follows:

ASC 815-15-25-1 Criteria:	Criteria Met?
Not clearly and closely related to debt host?	Yes*
Hybrid = Not marked to market under other GAAP	Yes
If freestanding, derivative?	No
Underlying, notional?	Yes
Small initial net investment?	Yes
Net settleable?(**)	No

*	Pursuant to ASC 815-15-25-51, changes in fair value of an equity interest and interest rates on a debt instrument are not clearly and closely related. Therefore, the economic risks and characteristics of the conversion option are not clearly and closely related to those of the debt host.
**	The conversion option is not considered an embedded derivative under ASC 815-15-25-1 as it does not meet the definition of a derivative if it was a free standing instrument under ASC 815-15-25-1. The conversion option can only be physically settled and therefore, the last criteria has not been met. As a private company, the only way in which the conversion option can be settled is with shares by exercising the option. If the holder notifies the Company of exercise of the conversion option, the Company issues to the holder, in exchange for the holder’s Series D preferred shares, the equivalent number of common shares based on the conversion ratio. Because the Series D preferred shares and the common shares into which they may be converted are not traded in an active market, there is no market mechanism to facilitate net settlement prior to an IPO. Therefore, a separate instrument with the same terms as the conversion option would not meet the definition of a derivative. Consideration was given to the redemption right and liquidation provision; however, they only represent the return of the initial investment and dividends and do not present a cash settled conversion option. Consideration was also given to the potential changes in conversion price based on certain events. However, given that the conversion option can only be physically settled, the potential changes in conversion price do not impact the conclusion.

As the conversion option does not meet the definition of a derivative, the Company did not bifurcate the conversion option from the host contract and account for it separately.

Series BRN

The analysis of the nature of the host instrument of the Series BRN preferred stock (excluding consideration of the conversion option as that is the feature that is being analyzed for bifurcation) was performed in the same manner as the Series D and is as follows:

Terms of Convertible	Equity-Like	Debt-Like
No creditor rights	Yes
Voting rights		No
Dividend rights of common shareholders	Yes
Seniority in liquidation	No
Stated dividend rate		See below
Redemption right		Yes

The Series BRN stock does not have a stated dividend rate, however as part of the redemption feature there is an IRR of 16.5%, however this is contingent upon the redemption feature being utilized, which cannot occur until November 7, 2019.

Based upon the careful consideration of each of the features of the Series BRN preferred stock, the host contract would be considered to be more debt like as the protective nature associated with the redemption right provides for mitigation of loss of the investment. The evaluation of the conversion option under ASC 815-15-25-1 with the host contract classified as a debt instrument is as follows:

ASC 815-15-25-1 Criteria:	Criteria Met?
Not clearly and closely related to debt host?	Yes*
Hybrid = Not marked to market under other GAAP	Yes
If freestanding, derivative?	No
Underlying, notional?	Yes
Small initial net investment?	Yes
Net settleable?	No**

*	Pursuant to ASC 815-15-25-51, changes in fair value of an equity interest and interest rates on a debt instrument are not clearly and closely related. Therefore, the economic risks and characteristics of the conversion option are not clearly and closely related to those of the debt host.

**	The conversion option is not considered an embedded derivative under ASC 815-15-25-1 as it does not meet the definition of a derivative if it was a free standing instrument under ASC 815-15-25-1. The conversion option can only be physically settled and therefore, the last criteria has not been met. As a private company, the only way in which the conversion option can be settled is with shares by exercising the option. If the holder notifies the Company he wants to exercise the conversion option, the Company issues to the holder, in exchange for the holder’s Series BRN preferred shares, the equivalent number of common shares based on the conversion ratio. Because the preferred shares and the common shares into which they may be converted are not traded in an active market, there is no market mechanism to facilitate net settlement prior to an IPO. Therefore, a separate instrument with the same terms as the conversion option would not meet the definition of a derivative. Consideration was given to the redemption right and liquidation provision; however, they only represent the return of the initial investment and dividends and do not present a cash settled conversion option. Consideration was also given to the potential changes in conversion price based on certain events. However, given that the conversion option can only be physically settled, the potential changes in conversion price do not impact the conclusion.

As the conversion option does not meet the definition of a derivative, the Company is not required to bifurcate the conversion option from the host contract and account for it separately.

*    *    *

Any comments or questions regarding the foregoing should be directed to the undersigned at 617-948-6060. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Peter N. Handrinos

Peter N. Handrinos
of LATHAM & WATKINS LLP

Enclosures

cc:	Scot Foley, Securities and Exchange Commission

Scott Minick, BIND Therapeutics, Inc.

Andrew Hirsch, BIND Therapeutics, Inc.

B. Shayne Kennedy, Esq., Latham & Watkins LLP

Matthew T. Bush, Esq., Latham & Watkins LLP

Bruce K. Dallas, Esq., Davis Polk & Wardwell LLP